Loans Held-for-Investment (Past Due Loans) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	$ 48,000,000		$ 48,000,000		$ 80,000,000	$ 164,000,000
Current	6,242,000,000		6,242,000,000		6,272,000,000	4,284,000,000
Net investment in commercial financing leases	6,290,000,000		6,290,000,000		6,352,000,000	4,448,000,000
90 days or greater past due, fair value option	12,000,000		12,000,000		10,000,000	5,000,000
Interest lost on nonaccrual loans	1,000,000	$ 1,000,000	2,000,000	$ 4,000,000	6,000,000	17,000,000	$ 23,000,000
90 days and still accruing	0		0		0	0
Residential first mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	34,000,000		34,000,000		63,000,000	152,000,000
Current	2,102,000,000		2,102,000,000		3,037,000,000	2,041,000,000
Net investment in commercial financing leases	2,136,000,000		2,136,000,000		3,100,000,000	2,193,000,000
Second mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	4,000,000		4,000,000		2,000,000	4,000,000
Current	123,000,000		123,000,000		133,000,000	145,000,000
Net investment in commercial financing leases	127,000,000		127,000,000		135,000,000	149,000,000
HELOC
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	8,000,000		8,000,000		12,000,000	8,000,000
Current	318,000,000		318,000,000		372,000,000	249,000,000
Net investment in commercial financing leases	326,000,000		326,000,000		384,000,000	257,000,000
Other
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	2,000,000		2,000,000		1,000,000	0
Current	28,000,000		28,000,000		30,000,000	31,000,000
Net investment in commercial financing leases	30,000,000		30,000,000		31,000,000	31,000,000
Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					78,000,000	164,000,000
Current					3,572,000,000	2,466,000,000
Net investment in commercial financing leases					3,650,000,000	2,630,000,000
Commercial real estate
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
Current	1,168,000,000		1,168,000,000		814,000,000	620,000,000
Net investment in commercial financing leases	1,168,000,000		1,168,000,000		814,000,000	620,000,000
Commercial and industrial
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		2,000,000	0
Current	708,000,000		708,000,000		550,000,000	429,000,000
Net investment in commercial financing leases	708,000,000		708,000,000		552,000,000	429,000,000
Warehouse lending
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
Current	1,795,000,000		1,795,000,000		1,336,000,000	769,000,000
Net investment in commercial financing leases	1,795,000,000		1,795,000,000		1,336,000,000	769,000,000
Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					2,000,000	0
Current					2,700,000,000	1,818,000,000
Net investment in commercial financing leases					2,702,000,000	1,818,000,000
Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	48,000,000		48,000,000		78,000,000
Current	2,571,000,000		2,571,000,000		3,572,000,000
Net investment in commercial financing leases	2,619,000,000		2,619,000,000		3,650,000,000	2,630,000,000
Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		2,000,000
Current	3,671,000,000		3,671,000,000		2,700,000,000
Net investment in commercial financing leases	3,671,000,000		3,671,000,000		2,702,000,000	1,818,000,000
30-59 Days Past Due
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	6,000,000		6,000,000		10,000,000	34,000,000
30-59 Days Past Due | Residential first mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	4,000,000		4,000,000		7,000,000	29,000,000
30-59 Days Past Due | Second mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	1,000,000
30-59 Days Past Due | HELOC
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	1,000,000		1,000,000		2,000,000	4,000,000
30-59 Days Past Due | Other
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	1,000,000		1,000,000		1,000,000	0
30-59 Days Past Due | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					10,000,000	34,000,000
30-59 Days Past Due | Commercial real estate
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
30-59 Days Past Due | Commercial and industrial
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
30-59 Days Past Due | Warehouse lending
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
30-59 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					0	0
30-59 Days Past Due | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	6,000,000		6,000,000		10,000,000
30-59 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0
60-89 Days Past Due
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	2,000,000		2,000,000		4,000,000	10,000,000
60-89 Days Past Due | Residential first mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	1,000,000		1,000,000		3,000,000	8,000,000
60-89 Days Past Due | Second mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	1,000,000
60-89 Days Past Due | HELOC
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		1,000,000	1,000,000
60-89 Days Past Due | Other
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	1,000,000		1,000,000		0	0
60-89 Days Past Due | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					4,000,000	10,000,000
60-89 Days Past Due | Commercial real estate
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
60-89 Days Past Due | Commercial and industrial
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
60-89 Days Past Due | Warehouse lending
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
60-89 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					0	0
60-89 Days Past Due | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	2,000,000		2,000,000		4,000,000
60-89 Days Past Due | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0
90 Days or Greater Past Due (1)
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	40,000,000		40,000,000		66,000,000	120,000,000
90 Days or Greater Past Due (1) | Residential first mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	29,000,000		29,000,000		53,000,000	115,000,000
90 Days or Greater Past Due (1) | Second mortgage
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	4,000,000		4,000,000		2,000,000	2,000,000
90 Days or Greater Past Due (1) | HELOC
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	7,000,000		7,000,000		9,000,000	3,000,000
90 Days or Greater Past Due (1) | Other
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
90 Days or Greater Past Due (1) | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					64,000,000	120,000,000
90 Days or Greater Past Due (1) | Commercial real estate
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
90 Days or Greater Past Due (1) | Commercial and industrial
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		2,000,000	0
90 Days or Greater Past Due (1) | Warehouse lending
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	0		0		0	0
90 Days or Greater Past Due (1) | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due					2,000,000	$ 0
90 Days or Greater Past Due (1) | Total consumer loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	40,000,000		40,000,000		64,000,000
90 Days or Greater Past Due (1) | Total commercial loans
Loans Held-for-Investment, Aging [Abstract]
Total Past Due	$ 0		$ 0		$ 2,000,000